SCHEDULE OF REVENUE (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
DisclosureofRevenueLineItems [Line Items]
Non-lease components of rental arrangements	$ 1,216,441	$ 1,076,001	$ 2,329,795	$ 2,045,773
Other	39,842	8,377	97,055	36,020
Revenue from contracts with customers (IFRS 15)	1,256,283	1,084,378	2,426,850	2,081,793
Rental income	9,730,653	8,905,394	19,043,548	17,157,965
Total revenues	$ 10,986,936	$ 9,989,772	$ 21,470,398	$ 19,239,758
Latam Logistic Properties SA [member]
DisclosureofRevenueLineItems [Line Items]
Non-lease components of rental arrangements					$ 4,194,415	$ 3,287,013	$ 2,235,529
Other					108,564	92,998	42,142
Revenue from contracts with customers (IFRS 15)					4,302,979	3,380,011	2,277,671
Rental income					35,133,364	28,603,556	23,318,402
Total revenues					$ 39,436,343	$ 31,983,567	$ 25,596,073